Schedule of Other Non Operating Income Loss Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Income and Expenses [Abstract]
Foreign exchange loss			$ (149,573)	$ (440,452)
Gain on sale of business			1,069,262
Other non-operating loss			(1,504,155)	(19,876)
Total	$ 46,450	$ (1,411,185)	$ (584,466)	$ (460,328)